Income taxes - Loss before provision for income taxes (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Loss before provision for income taxes
U.S				$ (13,591,329)
Canada			$ (9,029)	(164,668)
Unrealized foreign exchange translation adjustment			(195)	470,876
Loss before provision for income taxes	$ (5,743,996)	$ (1,567,590)	$ (9,224)	$ (13,285,121)